UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23323

Procure ETF Trust II
(Exact name of registrant as specified in charter)

16 Firebush Road
Levittown, PA 19056
(Address of principal executive offices) (Zip code)

Procure AM, LLC
16 Firebush Road
Levittown, PA 14056
(Name and address of agent for service)

(215) 943-1777
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Procure Space ETF
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.8%
Australia - 2.5%
Diversified Telecommunication Services - 2.5%
SpeedCast International, Ltd.	224,910	$292,212

France - 5.3%
Aerospace & Defense - 0.4%
Thales SA	396	44,994
Media - 4.9%
Eutelsat Communications SA	30,060	579,680
Total France		624,674

Italy - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	1,188	14,603

Japan - 4.9%
Media - 4.9%
Sky Perfect JSAT Holdings, Inc.	144,000	571,623

Luxembourg - 10.7%
Diversified Telecommunication Services - 5.7%
Intelsat SA (a)	29,556	669,148
Media - 5.0%
SES SA	34,794	579,545
Total Luxembourg		1,248,693

Netherlands - 1.6%
Aerospace & Defense - 1.6%
Airbus SE	1,296	184,786

Switzerland - 4.7%
Household Durables - 4.7%
Garmin, Ltd.	7,002	550,287

United Kingdom - 4.9%
Diversified Telecommunication Services - 4.9%
Inmarsat PLC	81,882	574,093

United States - 65.1%
Aerospace & Defense - 17.7%
Aerojet Rocketdyne Holdings, Inc. (a)	972	41,524
Boeing Co.	810	276,356
Honeywell International, Inc.	702	121,067
L3Harris Technologies, Inc. (a)	1,466	304,342
Lockheed Martin Corp.	810	293,358
Maxar Technologies, Inc.	70,182	519,490
Northrop Grumman Corp.	918	317,233
Raytheon Co.	1,098	200,154
Total Aerospace & Defense		2,073,524
Communications Equipment - 9.6%
EchoStar Corp. (a)	13,158	598,952
ViaSat, Inc. (a)	6,426	524,298
Total Communications Equipment		1,123,250
Containers & Packaging - 0.6%
Ball Corp.	990	70,765
Diversified Telecommunication Services - 14.7%
AT&T, Inc.	8,748	297,869
Globalstar, Inc. (a)	734,364	348,970
Iridium Communications, Inc. (a)	24,138	614,071
ORBCOMM, Inc. (a)	78,174	458,100
Total Diversified Telecommunication Services		1,719,010
Electronic Equipment, Instruments & Components - 4.7%
Trimble, Inc. (a)	13,104	553,775
Entertainment - 0.5%
Global Eagle Entertainment, Inc. (a)	81,918	58,956
Media - 17.3%
Comcast Corp.	6,768	292,175
DISH Network Corp. (a)	14,904	504,649
Loral Space & Communications, Inc. (a)	16,254	597,985
Sirius XM Holdings, Inc.	100,998	632,247
Total Media		2,027,056
Total United States		7,626,336
TOTAL COMMON STOCKS (Cost $11,668,957)		11,687,307

SHORT-TERM INVESTMENTS- 0.2%
Money Market Fund - 0.2%
First American Government Obligations Fund - Class X, 2.24% (b)	22,175	22,175
TOTAL SHORT-TERM INVESTMENTS (Cost $22,175)		22,175

Total Investments (Cost $11,691,132) - 100.0%		11,709,482
Liabilities in Excess of Other Assets - 0.0%		(1,841)
TOTAL NET ASSETS - 100.0%		$11,707,641

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate reflects seven-day yield on July 31, 2019.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by Procure Space ETF (the “Fund”) which is a series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2019, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table presents a summary of the Fund’s investments in securities, at fair value, as of July 31, 2019:

Procure Space ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,687,307	$—	$—	$11,687,307
Short Term Investments	22,175	—	—	22,175
Total Investments in Securities	$11,709,482	$—	$—	$11,709,482

^ See Schedule of Investments for classifications by country and industry.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust II

By (Signature and Title) /s/ Robert Tull
Robert Tull, President

Date  September 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Tull
Robert Tull, President

Date  September 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Andrew Chanin
Andrew Chanin, Chief Financial Officer/Secretary

Date  September 19, 2019
* Print the name and title of each signing officer under his or her signature.